Inventory and Contracts in Progress Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory and contracts in progress [abstract]
Total costs incurred contract in progress	€ 490
Total profit recognized contracts in progress	259
Total amount inventory written off as an expense	567	€ 526	€ 229
Advances received	€ 146	€ 22	€ 370